EARNINGS PER COMMON SHARE (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Weighted average basic shares outstanding, pro forma (in shares)	12,000,000	13,000,000	13,000,000
Weighted average shares outstanding (in shares)	1,724,000,000	1,525,000,000	911,000,000
Effect of dilutive options (in shares)	3,000,000	7,000,000	7,000,000
Diluted weighted average shares outstanding (in shares)	1,727,000,000	1,532,000,000	918,000,000
Anti-dilutive stock options excluded from diluted earnings per common share calculation (in shares)	26,837,822	14,271,615	10,803,672
Weighted average exercise price of anti-dilutive stock options (in CAD per share)	$ 50.38	$ 56.71	$ 52.92